Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2021 AUD ($)	May 31, 2021 AUD ($)	Mar. 31, 2021 AUD ($)	Dec. 31, 2022 USD ($) Tonnes	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Net loss				$ 27,864,014	$ 51,860,307
Net operating cash outflows				18,866,571	29,229,355	$ 6,087,200	$ 3,749,257
Cash balance				99,039,172	142,737,362	102,601,252	26,690,276		$ 4,255,648
Grant funding maximum amount receivable				150,000,000				$ 150,000,000
Net current assets				107,683,066	154,332,976
Research and development costs				$ 2,020,656	$ 5,102,824	$ 2,093,098	$ 1,624,485
Brand Name
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life				10 years
Technology
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life				5 years
Software
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life				3 years
Phillips 66 Company
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Proceeds from issue of ordinary shares	$ 208	$ 131	$ 131
Production capacity by 2030
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Number of tonnes production capacity per year | Tonnes				150,000